Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Other assets	¥ 32,041	¥ 45,680
Income taxes: Deferred	348,149	351,828
Net deferred tax liability	¥ 316,108	¥ 306,148